Summary of Significant Accounting Policies - Finite lived intangible assets amortization expense (Details) - Sunlight $ in Thousands	Jun. 30, 2021 USD ($)
July 1, through December 31, 2021	$ 1,338
2022	1,969
2023	1,044
2024	162
Aggregate annual amortization expense for capitalized internally developed software costs	$ 4,513